UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Excelsia Investment Advisors
Address:  15 Lake Street, Suite 100
          Savannah, GA  31411

Form 13F File Number: 028-14612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Janet Jackson
Title:Vice President
Phone: 912-598-4032

Signature, Place, and Date of Signing:

   Janet Jackson            Savannah, GA             May 1,2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              35
                                                  -----------------------

Form 13F Information Table Value Total:           $102710(x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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



FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7      COLUMN 8
                            TITLE OF                    VALUE     SHRS OR SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION    MANAGERS  SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
CHEVRON CORP NEW COM           COM           166764100     2631    24545 SH       Sole                     8390             16155
COCA COLA CO                   COM           191216100     2398    32400 SH       Sole                    11076             21324
CONOCOPHILLIPS                 COM           20825C104     1870    24608 SH       Sole                     8420             16188
E I DU PONT DE NEMOURS & CO    COM           263534109     2635    49810 SH       Sole                    17550             32260
ELI LILLY & CO                 COM           532457108     2216    55025 SH       Sole                    18760             36265
EXXON MOBIL CORP               COM           30231G102     3187    36750 SH       Sole                    10366             26384
INTEL CORP                     COM           458140100     2262    80450 SH       Sole                    27280             53170
INTL BUSINESS MACHINES CORP    COM           459200101     2370    11360 SH       Sole                     3970              7390
MERCK & CO INC NEW             COM           58933Y105     2575    67065 SH       Sole                    22950             44115
MURPHY OIL CORP                COM           626717102     2433    43230 SH       Sole                    14890             28340
ORACLE CORP                    COM           68389X105     2404    82445 SH       Sole                    36250             46195
PEPSICO INC                    COM           713448108     2196    33090 SH       Sole                    11350             21740
PFIZER INC                     COM           717081103     2736   120835 SH       Sole                    41136             79699
PROCTER & GAMBLE CO            COM           742718109     2197    32692 SH       Sole                    11345             21347
QEP RES INC COM                COM           74733V100     1414    46348 SH       Sole                    16268             30080
WAL-MART STORES INC            COM           931142103     2646    43243 SH       Sole                    14803             28440
BARRICK GOLD CORP CAD          ADR           067901108     1510    34735 SH       Sole                    11820             22915
CANADIAN NATL RAILWAY CO       ADR           136375102     1841    23180 SH       Sole                     7880             15300
GLAXOSMITHKLINE PLC SP ADR     ADR           37733W105      740    16480 SH       Sole                     5735             10745
NOVARTIS AG SPONSORED ADR      ADR           66987V109      726    13100 SH       Sole                     4390              8710
ROYAL DUTCH SHELL PLC SPONSORE ADR           780259206      727    10369 SH       Sole                     3607              6762
SUNCOR ENERGY INC NEW COM ISIN ADR           867224107     1773    54235 SH       Sole                    18640             35595
WILLIS GROUP HLDGS PUBLIC LTD  ADR           G96666105      685    19570 SH       Sole                     6890             12680
NUVEEN QUALITY PFD INCOME FD 2 PFD           67072C105      638    74015 SH       Sole                    12482             61533
ISHARES INC MSCI PACIFIC EX JA ETF           464286665      830    19080 SH       Sole                     6130             12950
SPDR DOW JONES INDL AVERAGE ET ETF           78467X109      920     6977 SH       Sole                      638              6339
SPDR GOLD TR GOLD SHS          ETF           78463V107    13551    83587 SH       Sole                    28117             55470
UBS AG JERSEY BRH E TRACS LKD  ETF           902641646     2227    66525 SH       Sole                    22687             43838
WISDOMTREE TR EMERGING MKTS EQ ETF           97717W315     6845   118820 SH       Sole                    41059             77761
ISHARES TR BARCLAYS AGGREGATE  ETF           464287226     1074     9779 SH       Sole                      550              9229
ISHARES TR BARCLAYS MBS BD FD  ETF           464288588     2487    23038 SH       Sole                     4525             18513
ISHARES TR IBOXX $ HIGH YIELD  ETF           464288513    10978   121015 SH       Sole                    38810             82205
ISHARES TR JPMORGAN USD EMERGI ETF           464288281     7079    62803 SH       Sole                    20343             42460
MARKET VECTORS ETF TR EMERGING ETF           57060U522     7373   280569 SH       Sole                    86394            194175
FIFTH ST FIN CORP COM          OTH           31678A103     2534   259580 SH       Sole                    83025            176555
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